Consolidated Balance Sheet (Parenthetical) - USD ($) shares in Millions, $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Customers and agents allowances		$ 62	$ 70
Other allowances		$ 1	$ 1
UScellular shareholders’ equity
Authorized shares (in shares)		190	190
Issued shares (in shares)		88	88
Outstanding shares (in shares)		86	86
Par value		$ 88	$ 88
Variable Interest Entities VIE's
Total assets	[1]	9,681	8,164
Consolidated Variable Interest Entities
Variable Interest Entities VIE's
Total assets		1,821	1,814
Liabilities		84	87
Consolidated Variable Interest Entities | No recourse
Variable Interest Entities VIE's
Liabilities		20	22
Consolidated Variable Interest Entities | Assets held
Variable Interest Entities VIE's
Total assets		$ 1,060	$ 930
Series A Common Shares
UScellular shareholders’ equity
Authorized shares (in shares)		50	50
Issued shares (in shares)		33	33
Outstanding shares (in shares)		33	33
Par value per share (in dollars per share)		$ 1.00	$ 1.00
Par value		$ 33	$ 33
Common Shares
UScellular shareholders’ equity
Authorized shares (in shares)		140	140
Issued shares (in shares)		55	55
Outstanding shares (in shares)		53	53
Par value per share (in dollars per share)		$ 1.00	$ 1.00
Par value		$ 55	$ 55
Treasury shares (in shares)		2	2

[1]	The consolidated total assets as of December 31, 2020 and 2019, include assets held by consolidated variable interest entities (VIEs) of $1,060 million and $930 million, respectively, which are not available to be used to settle the obligations of UScellular. The consolidated total liabilities as of December 31, 2020 and 2019, include certain liabilities of consolidated VIEs of $20 million and $22 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of UScellular. See Note 14 — Variable Interest Entities for additional information.